THE ADVISORS’ INNER CIRCLE FUND III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

(the “Funds”)

Supplement dated November 16, 2020 to:

•	the Chiron Capital Allocation Fund’s Summary Prospectus, dated March 1, 2020, as supplemented April 20, 2020 and July 17, 2020 (the “Chiron Capital Allocation Fund Summary Prospectus”);
•	the Chiron SMid Opportunities Fund’s Summary Prospectus, dated March 1, 2020, as supplemented April 20, 2020 (together with the Chiron Capital Allocation Fund Summary Prospectus, the “Summary Prospectuses”);
•	the Funds’ Prospectus, dated March 1, 2020, as supplemented April 20, 2020 and July 17, 2020 (the “Prospectus”); and
•	the Funds’ Statement of Additional Information, dated March 1, 2020 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

I.       Effective immediately, Pat Srinivas now serves as a portfolio manager of the Chiron SMid Opportunities Fund. Accordingly, effective immediately, the Chiron SMid Opportunities Fund Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Chiron SMid Opportunities Fund Summary Prospectus, and the corresponding section of the Prospectus, the following disclosure is hereby added:

Pat Srinivas, Portfolio Manager, has managed the Fund since November 2020.

2.	In the “Portfolio Managers” section of the Prospectus, the following disclosure is hereby added:

Pat Srinivas, Portfolio Manager, joined Chiron in 2016 and serves as a co-portfolio manager to the Chiron SMid Opportunities Fund. Previously, Mr. Srinivas worked as an investment analyst for Ivy Investments/Waddell & Reed from 2007 to 2016, focusing on IT Services and the Indian equity market. Prior to that, Mr. Srinivas served as a telecommunications engineer at Tellabs and Vertel Corp. He holds an M.B.A. from the University of Chicago and an M.S. degree in Computer Science from the University of Texas at Dallas.

3.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Pat Srinivas*	None

*	Valuation date is October 31, 2020.

4.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Pat Srinivas*	0	$0	0	$0	0	$0

*	Valuation date is October 31, 2020.

II.       Effective on or around December 31, 2020, Grant Sarris will no longer serve as a portfolio manager of the Funds. Accordingly, as of such date, all references to Grant Sarris are hereby deleted from the Summary Prospectuses, Prospectus, and SAI.

Please retain this supplement for future reference.

CHI-SK-001-0100

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